Investment in affiliates (Details)	1 Months Ended					12 Months Ended
	Jan. 31, 2017	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Sep. 30, 2014	Aug. 31, 2014	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Mar. 31, 2016	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Investment in affiliates
Investment in affiliates								$ 27,960,986	¥ 181,922,556		¥ 85,830,444
Advance prepayment for acquisition			¥ 77,600,000
Runju
Investment in affiliates
Investment in affiliates								$ 14,449,798	¥ 94,014,722
Equity method investment, cost										$ 13,000,000	90,500,000
Advance prepayment for acquisition		$ 11,200,000	¥ 77,600,000
Equity method investment, ownership percentage (in percentage)								71.20%	71.20%			71.00%
Private equity funds that the Company serves as general partner or fund manager
Investment in affiliates
Investment in affiliates								$ 4,237,693	¥ 27,571,703		25,655,495
Changjiang Jupai
Investment in affiliates
Investment in affiliates								$ 1,331,023	¥ 8,660,033		¥ 8,606,286
Equity method investment, ownership percentage (in percentage)								25.00%	25.00%	40.00%	40.00%
Payments to acquire equity investments						¥ 8,000,000
Ownership percentage disposed (in percentage)	10.00%
Registered capital									¥ 24,000,000
Wuling Center
Investment in affiliates
Investment in affiliates								$ 1,288,120	¥ 8,380,897		¥ 9,580,813
Equity method investment, ownership percentage (in percentage)								1.20%	1.20%	1.10%	1.10%
Juyuan
Investment in affiliates
Investment in affiliates								$ 1,287,458	¥ 8,376,590		¥ 10,186,105
Equity method investment, ownership percentage (in percentage)								64.00%	64.00%	64.00%	64.00%
Payments to acquire equity investments						10,000,000
Qihu
Investment in affiliates
Investment in affiliates								$ 878,436	¥ 5,715,365		¥ 5,647,506
Equity method investment, ownership percentage (in percentage)								30.00%	30.00%	30.00%	30.00%
Payments to acquire equity investments						4,500,000
Juzhi
Investment in affiliates
Investment in affiliates								$ 817,298	¥ 5,317,586		¥ 2,794,650
Equity method investment, ownership percentage (in percentage)								50.00%	50.00%	50.00%	50.00%
Payments to acquire equity investments						2,500,000	¥ 2,500,000
Hengqinhuixun
Investment in affiliates
Investment in affiliates								$ 767,845	¥ 4,995,829
Equity method investment, ownership percentage (in percentage)								40.00%	40.00%
Payments to acquire equity investments						¥ 5,000,000
Hehui
Investment in affiliates
Investment in affiliates								$ 623,324	¥ 4,055,531		¥ 3,690,738
Equity method investment, ownership percentage (in percentage)								49.00%	49.00%	49.00%	49.00%
Ownership percentage before sale of stock (in percentage)					65.00%
Ownership percentage disposed (in percentage)				16.00%
Ownership percentage after sale of stock (in percentage)				49.00%
Guochen
Investment in affiliates
Investment in affiliates								$ 601,406	¥ 3,912,925		¥ 4,343,426
Equity method investment, ownership percentage (in percentage)								8.30%	8.30%	8.30%	8.30%
Shenzhen Guojinwenying Fund Management Co, Ltd
Investment in affiliates
Investment in affiliates								$ 100,988	¥ 657,061		¥ 4,626,479
Equity method investment, ownership percentage (in percentage)		45.00%	45.00%					45.00%	45.00%	45.00%	45.00%
Others
Investment in affiliates
Investment in affiliates								$ 1,577,597	¥ 10,264,314		¥ 10,698,946
Shanghai Yidezhao Equity Investment Center ("Yidezhao") | Guochen
Investment in affiliates
Equity method investment, cost													$ 408,563	¥ 2,500,000
Equity method investment, ownership percentage (in percentage)													8.30%	8.30%
Shanghai Yidezhen Equity Investment Center ("Yidezhen") | Wuling Center
Investment in affiliates
Equity method investment, ownership percentage (in percentage)										1.10%	1.10%
Shanghai Juxiang | Private equity funds of funds | Maximum
Investment in affiliates
Equity method investment, ownership percentage (in percentage)								4.00%	4.00%